Share Capital (Details 3)	12 Months Ended
Dec. 31, 2019 shares
Exercise prices 26.04 [Member]
Statement Line Items [Line Items]
Options outstanding, Number of options outstanding at end of year	6,666
Options outstanding, Weighted average remaining contractual Life	5 years 4 months 17 days
Options exercisable, Number of options exercisable at end of year	1,329
Options exercisable, Weighted average remaining contractual life	5 years 4 months 17 days
Exercise prices 6.37 [Member]
Statement Line Items [Line Items]
Options outstanding, Number of options outstanding at end of year	5,000
Options outstanding, Weighted average remaining contractual Life	5 years 4 months 2 days
Options exercisable, Number of options exercisable at end of year	1,875
Options exercisable, Weighted average remaining contractual life	5 years 4 months 2 days
Exercise prices 5.07 [Member]
Statement Line Items [Line Items]
Options outstanding, Number of options outstanding at end of year	248,000
Options outstanding, Weighted average remaining contractual Life	6 years 1 month 2 days
Options exercisable, Number of options exercisable at end of year
Exercise prices 4.02 [Member]
Statement Line Items [Line Items]
Options outstanding, Number of options outstanding at end of year	478,361
Options outstanding, Weighted average remaining contractual Life	5 years 11 days
Options exercisable, Number of options exercisable at end of year	310,093
Options exercisable, Weighted average remaining contractual life	4 years 11 months 8 days
Exercise prices 60.5 [Member]
Statement Line Items [Line Items]
Options outstanding, Number of options outstanding at end of year	6,998
Options outstanding, Weighted average remaining contractual Life	10 months 6 days
Options exercisable, Number of options exercisable at end of year	6,998
Options exercisable, Weighted average remaining contractual life	10 months 6 days